Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2013				2014
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net
Goodwill	$544	(544)	-	-	$-	-	-	-
Goodwill Eclat acquisition	18,491	-	-	18,491	18,491	-	-	18,491
Total Goodwill	$19,035	$(544)	$-	$18,491	$18,491	$-	$-	$18,491
Intangible asset corresponding to acquired IPR&D of Bloxiverz	35,248	-		35,248	35,248	(11,749)		23,499
Intangible asset corresponding to acquired IPR&D of Vazculep	12,061		(7,170)	4,891	12,061		(7,170)	4,890
Total Intangible assets	$47,309	$-	$(7,170)	$40,139	$47,309	$(11,749)	$(7,170)	$28,389

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Total future amortization of intangible assets related to Bloxiverz® and Vazculep™ for the next five years ending December 31 are as follows:

(In thousands of U.S. dollars)	December 31,

2015	12,565
2016	12,565
2017	815
2018	815
2019	815

27,575